Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration of Risk [Line Items]
Percentage depreciation in foreign currency exchange rate	8.20%	2.30%	6.30%
Revenue Benchmark | One Customer | Customer Concentration Risk
Concentration of Risk [Line Items]
Concentration risk percentage	20.00%	22.00%	10.00%
Revenue Benchmark | Two customer | Customer Concentration Risk
Concentration of Risk [Line Items]
Concentration risk percentage	11.00%	13.00%	28.00%
Revenue Benchmark | Three customer | Customer Concentration Risk
Concentration of Risk [Line Items]
Concentration risk percentage			15.00%
Contract asset | Two Customers | Customer Concentration Risk
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Contract asset | One Customer | Customer Concentration Risk
Concentration of Risk [Line Items]
Concentration risk percentage	10.00%	10.00%